Costs And Expenses by Nature - Summary of Wages, Salaries and Fringe Benefits (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of employee benefits expense [abstract]
Salaries	S/ 786,346	S/ 629,641	S/ 747,195
Statutory gratification	88,369	80,697	106,797
Social contributions	61,533	73,297	76,330
Employee's severance indemnities	49,944	50,852	43,399
Vacations	39,298	39,221	33,603
Worker's profit sharing	6,340	7,862	9,777
Others	37,051	41,327	37,003
Total	S/ 1,068,881	S/ 922,897	S/ 1,054,104